Schedule of Investments
(unaudited)
January 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class C,
(3-mo. LIBOR USD at 3.20% Floor + 3.20%),
8.79%, 01/10/39
(a) (b)
................ USD 218 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $ 214,109 ) ................................. —
Shares
Shares
Common Stocks
Aerospace & Defense — 0.3%
Airbus SE ......................... 14,055 2,238,763
BAE Systems plc .................... 43,794 652,376
Dassault Aviation SA ................. 817 154,747
Mercury Systems, Inc.
(c)
............... 985 29,215
Rheinmetall AG ..................... 671 234,965
Rolls-Royce Holdings plc
(c)
............. 66,769 253,485
Safran SA ......................... 7,398 1,381,272
Spirit AeroSystems Holdings, Inc. , Class A
(c)
.. 1,918 52,668
Thales SA ......................... 1,589 232,398
5,229,889
Automobile Components — 0.0%
Cie Generale des Etablissements Michelin SCA 10,704 355,401
Denso Corp. ....................... 8,700 136,660
Phinia, Inc. ........................ 856 25,885
QuantumScape Corp. , Class A
(c)
.......... 6,208 42,277
560,223
Automobiles — 0.6%
Bayerische Motoren Werke AG .......... 7,132 742,106
Ferrari NV ........................ 1,361 474,631
General Motors Co. .................. 28,857 1,119,652
Honda Motor Co. Ltd. ................. 144,700 1,617,466
Nissan Motor Co. Ltd. ................. 30,300 118,953
Renault SA ........................ 3,825 144,048
Stellantis NV ....................... 39,014 859,348
Tesla, Inc.
(c)
........................ 7,470 1,399,056
Toyota Motor Corp. .................. 133,500 2,665,704
9,140,964
Banks — 3.2%
ABN AMRO Bank NV , CVA
(b) (d)
........... 115,909 1,705,878
Banco Bilbao Vizcaya Argentaria SA ....... 115,610 1,082,045
Banco de Sabadell SA ................ 72,759 94,437
Banco Santander SA ................. 279,580 1,123,649
Bank of America Corp. ................ 205,423 6,986,436
Bank of Ireland Group plc .............. 11,494 105,699
Banque Cantonale Vaudoise (Registered) ... 2,110 270,157
Barclays plc ....................... 254,363 472,690
BAWAG Group AG
(b) (d)
................ 3,088 158,991
BNP Paribas SA .................... 21,210 1,424,976
BOC Hong Kong Holdings Ltd. ........... 213,000 510,517
BOK Financial Corp. .................. 520 43,597
CaixaBank SA ...................... 40,389 172,218
Citigroup, Inc. ...................... 54,322 3,051,267
Commerzbank AG ................... 11,423 131,177
Credit Agricole SA ................... 18,929 271,155
DBS Group Holdings Ltd. .............. 30,800 729,507
FinecoBank Banca Fineco SpA .......... 23,610 340,418
First Hawaiian, Inc. .................. 2,334 50,624
Hang Seng Bank Ltd. ................. 53,400 555,903
HSBC Holdings plc .................. 341,386 2,665,441
Huntington Bancshares, Inc. ............ 25,416 323,546
ING Groep NV ...................... 75,516 1,072,967
Intesa Sanpaolo SpA ................. 599,821 1,848,226
Security
Shares
Shares Value
Banks (continued)
JPMorgan Chase & Co. ............... 52,486 $ 9,151,459
KeyCorp .......................... 16,165 234,877
M&T Bank Corp. .................... 1,544 213,226
Mitsubishi UFJ Financial Group, Inc. ....... 229,100 2,145,877
Mizuho Financial Group, Inc. ............ 59,350 1,077,889
National Australia Bank Ltd. ............. 24,813 523,316
NatWest Group plc ................... 127,353 359,408
NU Holdings Ltd. , Class A
(c)
............. 43,022 370,419
Regions Financial Corp. ............... 13,733 256,395
Resona Holdings, Inc. ................ 50,100 276,565
Societe Generale SA ................. 8,844 227,335
Standard Chartered plc ................ 43,427 328,202
Sumitomo Mitsui Financial Group, Inc. ...... 50,500 2,626,676
Sumitomo Mitsui Trust Holdings, Inc. ....... 18,800 385,274
TFS Financial Corp. .................. 945 12,587
Truist Financial Corp. ................. 22,194 822,510
UniCredit SpA ...................... 40,056 1,173,322
United Overseas Bank Ltd. ............. 15,900 335,149
Wells Fargo & Co. ................... 68,824 3,453,588
49,165,595
Beverages — 0.9%
Brown-Forman Corp. , Class A ........... 898 50,620
Coca-Cola Co. (The) ................. 136,256 8,105,870
Coca-Cola HBC AG .................. 12,063 354,613
Constellation Brands, Inc. , Class A ........ 1,938 474,965
Diageo plc ........................ 34,042 1,229,524
Monster Beverage Corp.
(c)
.............. 19,817 1,090,331
PepsiCo, Inc. ...................... 15,896 2,678,953
Pernod Ricard SA ................... 3,592 589,036
14,573,912
Biotechnology — 1.7%
AbbVie, Inc. ....................... 45,572 7,492,037
Alkermes plc
(c)
...................... 5,474 148,072
Alnylam Pharmaceuticals, Inc.
(c)
.......... 786 135,907
Amgen, Inc. ....................... 18,596 5,843,979
Biogen, Inc.
(c)
...................... 2,970 732,580
BioMarin Pharmaceutical, Inc.
(c)
.......... 3,049 268,556
CSL Ltd. .......................... 7,831 1,537,833
Exact Sciences Corp.
(c)
................ 2,874 187,960
Exelixis, Inc.
(c)
...................... 6,208 135,086
Genmab A/S
(c)
...................... 1,856 513,225
Gilead Sciences, Inc. ................. 37,749 2,954,237
Halozyme Therapeutics, Inc.
(c)
........... 3,093 104,698
Incyte Corp.
(c)
...................... 16,262 955,718
Moderna, Inc.
(c)
..................... 1,382 139,651
Neurocrine Biosciences, Inc.
(c)
........... 3,573 499,398
Regeneron Pharmaceuticals, Inc.
(c)
........ 2,575 2,427,658
Ultragenyx Pharmaceutical, Inc.
(c)
......... 1,442 63,607
United Therapeutics Corp.
(c)
............. 2,089 448,675
Vertex Pharmaceuticals, Inc.
(c)
........... 4,788 2,075,023
26,663,900
Broadline Retail — 2.4%
Amazon.com, Inc.
(c)
.................. 199,508 30,963,642
Coupang, Inc. , Class A
(c)
............... 20,164 282,296
eBay, Inc. ......................... 66,427 2,728,157
Etsy, Inc.
(c)
........................ 7,830 521,165
Kohl's Corp. ....................... 2,028 52,241
MercadoLibre, Inc.
(c)
.................. 1,010 1,728,928
Nordstrom, Inc. ..................... 2,094 38,006
Prosus NV ........................ 32,698 972,820
37,287,255

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 0.5%
A O Smith Corp. .................... 7,657 $ 594,260
Assa Abloy AB , Class B ............... 6,198 169,985
Builders FirstSource, Inc.
(c)
............. 8,557 1,486,608
Carlisle Cos., Inc. ................... 2,937 922,982
Carrier Global Corp. .................. 12,790 699,741
Cie de Saint-Gobain SA ............... 7,830 553,632
Hayward Holdings, Inc.
(c)
............... 2,436 30,499
Kingspan Group plc .................. 1,676 136,119
Lennox International, Inc. .............. 2,410 1,031,865
Masco Corp. ....................... 13,808 929,140
Owens Corning ..................... 6,615 1,002,371
Trane Technologies plc ................ 1,491 375,806
Trex Co., Inc.
(c)
..................... 5,187 422,637
8,355,645
Capital Markets — 1.9%
3i Group plc ....................... 27,177 850,775
abrdn plc ......................... 31,728 67,499
Amundi SA
(b) (d)
...................... 2,815 190,400
Ares Management Corp. , Class A ......... 3,005 365,047
Bank of New York Mellon Corp. (The) ...... 21,624 1,199,267
Blackstone, Inc. , Class A ............... 13,122 1,633,033
Brookfield Corp. , Class A ............... 3,435 136,332
Carlyle Group, Inc. (The) ............... 3,872 154,957
Charles Schwab Corp. (The) ............ 15,248 959,404
CME Group, Inc. , Class A .............. 2,258 464,787
Daiwa Securities Group, Inc. ............ 55,700 399,194
Deutsche Bank AG (Registered) .......... 45,511 587,899
Deutsche Boerse AG ................. 6,171 1,228,891
EQT AB .......................... 8,205 220,322
Euronext NV
(b) (d)
..................... 2,891 254,284
Franklin Resources, Inc. ............... 10,647 283,530
Hargreaves Lansdown plc .............. 17,654 170,351
Hong Kong Exchanges & Clearing Ltd. ..... 20,300 615,472
Intercontinental Exchange, Inc. .......... 8,181 1,041,687
Japan Exchange Group, Inc. ............ 18,700 413,863
KKR & Co., Inc. ..................... 5,577 482,857
London Stock Exchange Group plc ........ 10,115 1,144,149
Macquarie Group Ltd. ................. 6,982 861,505
Moody's Corp. ...................... 11,850 4,645,674
MSCI, Inc. ........................ 5,550 3,322,341
Nasdaq, Inc. ....................... 7,290 421,143
Nomura Holdings, Inc. ................ 110,900 597,324
Partners Group Holding AG ............. 854 1,152,195
S&P Global, Inc. .................... 5,919 2,653,784
SBI Holdings, Inc. ................... 10,000 245,657
Schroders plc ...................... 67,265 344,135
SEI Investments Co. .................. 2,477 156,645
St. James's Place plc ................. 19,183 157,920
TPG, Inc. , Class A ................... 1,177 48,998
UBS Group AG (Registered) ............ 54,799 1,640,278
Virtu Financial, Inc. , Class A ............. 1,616 27,133
XP, Inc. , Class A .................... 5,928 145,710
29,284,442
Chemicals — 0.1%
Air Liquide SA ...................... 6,740 1,261,279
Arkema SA ........................ 2,623 285,469
Croda International plc ................ 3,304 199,980
Ginkgo Bioworks Holdings, Inc. , Class A
(c)
... 28,972 35,056
NewMarket Corp. .................... 114 63,590
Novozymes A/S , Class B ............... 2,685 137,587
Scotts Miracle-Gro Co. (The) ............ 757 42,589
2,025,550
Security
Shares
Shares Value
Commercial Services & Supplies — 0.2%
Brambles Ltd. ...................... 14,107 $ 134,507
Cintas Corp. ....................... 2,202 1,331,263
Clean Harbors, Inc.
(c)
................. 1,335 224,227
Driven Brands Holdings, Inc.
(c)
........... 1,173 15,378
MSA Safety, Inc. .................... 676 111,560
RB Global, Inc. ..................... 3,334 213,276
Stericycle, Inc.
(c)
.................... 1,690 81,120
Vestis Corp. ....................... 2,149 45,989
Waste Connections, Inc. ............... 2,044 317,351
Waste Management, Inc. ............... 2,762 512,710
2,987,381
Communications Equipment — 1.2%
Arista Networks, Inc.
(c)
................ 19,354 5,006,493
Ciena Corp.
(c)
...................... 15,706 832,418
Cisco Systems, Inc. .................. 94,074 4,720,633
F5, Inc.
(c)
......................... 7,088 1,302,066
Juniper Networks, Inc. ................ 5,843 215,957
Lumentum Holdings, Inc.
(c)
............. 1,226 67,356
Motorola Solutions, Inc. ............... 17,298 5,526,711
Telefonaktiebolaget LM Ericsson , Class B ... 133,703 741,180
Ubiquiti, Inc. ....................... 79 9,934
Viasat, Inc.
(c)
....................... 2,145 47,683
18,470,431
Construction & Engineering — 0.5%
AECOM .......................... 23,244 2,049,888
Bouygues SA ...................... 5,267 192,944
Eiffage SA ........................ 3,884 406,384
EMCOR Group, Inc. .................. 632 144,166
Ferrovial SE ....................... 33,625 1,282,298
Kajima Corp. ....................... 12,900 230,224
MasTec, Inc.
(c)
...................... 5,173 339,711
MDU Resources Group, Inc. ............ 3,708 72,343
Obayashi Corp. ..................... 27,400 253,629
Quanta Services, Inc. ................. 2,681 520,248
Shimizu Corp. ...................... 61,800 413,697
Skanska AB , Class B ................. 23,787 412,457
Taisei Corp. ....................... 11,800 430,212
Vinci SA .......................... 8,731 1,102,920
WillScot Mobile Mini Holdings Corp.
(c)
...... 8,721 412,503
8,263,624
Construction Materials — 0.8%
CRH plc .......................... 27,216 1,930,747
Heidelberg Materials AG ............... 12,053 1,113,028
Holcim AG
(c)
....................... 13,490 1,030,351
James Hardie Industries plc , CDI
(c)
........ 25,308 950,833
Martin Marietta Materials, Inc. ........... 7,344 3,733,836
Summit Materials, Inc. , Class A
(c)
......... 22,675 820,382
Vulcan Materials Co. ................. 12,507 2,826,707
12,405,884
Consumer Finance — 0.1%
Capital One Financial Corp. ............. 4,113 556,571
OneMain Holdings, Inc. ................ 2,712 129,091
Synchrony Financial .................. 9,548 371,131
1,056,793
Consumer Staples Distribution & Retail — 1.3%
Aeon Co. Ltd. ...................... 14,100 336,950
Albertsons Cos., Inc. , Class A ........... 7,646 162,248
Costco Wholesale Corp. ............... 12,546 8,717,964
Grocery Outlet Holding Corp.
(c)
........... 1,742 43,167
Jeronimo Martins SGPS SA ............. 8,386 190,726
Lawson, Inc. ....................... 18,300 1,047,457
MatsukiyoCocokara & Co. .............. 7,600 138,144

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Sysco Corp. ....................... 23,854 $ 1,930,504
Target Corp. ....................... 8,711 1,211,526
Walmart, Inc. ....................... 35,629 5,887,692
Woolworths Group Ltd. ................ 32,140 754,807
20,421,185
Containers & Packaging — 0.6%
Amcor plc ......................... 291,404 2,747,940
Ardagh Metal Packaging SA ............ 2,707 9,989
Ball Corp. ......................... 5,528 306,527
International Paper Co. ................ 64,923 2,326,191
Packaging Corp. of America ............ 8,354 1,385,761
Sealed Air Corp. .................... 12,525 432,739
Silgan Holdings, Inc. .................. 1,533 70,426
WestRock Co. ...................... 33,669 1,355,514
8,635,087
Distributors — 0.0%
Pool Corp. ........................ 740 274,725
Diversified Consumer Services — 0.0%
ADT, Inc. ......................... 3,857 25,186
Grand Canyon Education, Inc.
(c)
.......... 546 71,302
Mister Car Wash, Inc.
(c)
................ 1,413 11,728
108,216
Diversified REITs — 0.0%
Land Securities Group plc .............. 16,160 136,240
Diversified Telecommunication Services — 0.3%
AT&T, Inc. ......................... 48,811 863,467
BCE, Inc. ......................... 17,474 705,095
Deutsche Telekom AG (Registered) ....... 128,338 3,150,419
Telstra Group Ltd. ................... 48,316 127,425
4,846,406
Electric Utilities — 0.4%
Acciona SA ........................ 1,051 135,952
Avangrid, Inc. ...................... 1,304 39,615
CK Infrastructure Holdings Ltd. ........... 101,000 599,823
CLP Holdings Ltd. ................... 43,000 341,998
EDP - Energias de Portugal SA .......... 45,663 203,677
Endesa SA ........................ 17,405 344,827
Enel SpA ......................... 191,664 1,307,796
Hawaiian Electric Industries, Inc. ......... 2,011 26,083
Iberdrola SA
(c)
...................... 2,480 29,862
Iberdrola SA ....................... 132,277 1,592,742
IDACORP, Inc. ..................... 926 85,729
Kansai Electric Power Co., Inc. (The) ...... 7,400 100,952
Origin Energy Ltd. ................... 28,622 159,745
Power Assets Holdings Ltd. ............. 156,000 913,409
Redeia Corp. SA .................... 2,272 37,806
SSE plc .......................... 29,172 621,304
Terna - Rete Elettrica Nazionale .......... 33,640 283,654
6,824,974
Electrical Equipment — 0.5%
ABB Ltd. (Registered) ................. 52,394 2,216,887
AMETEK, Inc. ...................... 4,978 806,685
ChargePoint Holdings, Inc. , Class A
(c)
...... 5,638 10,712
Fuji Electric Co. Ltd. .................. 6,100 305,488
Legrand SA ....................... 8,372 811,378
Mitsubishi Electric Corp. ............... 13,200 195,892
Plug Power, Inc.
(c) (e)
.................. 9,650 42,942
Schneider Electric SE ................. 13,229 2,598,839
Sunrun, Inc.
(c)
...................... 3,873 56,081
7,044,904
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics, Inc.
(c) (e)
.............. 2,623 $ 291,547
Avnet, Inc. ........................ 3,058 138,527
Azbil Corp. ........................ 6,900 222,972
Crane NXT Co. ..................... 883 51,461
Flex Ltd.
(c)
......................... 46,560 1,105,334
Hexagon AB , Class B ................. 29,742 324,592
Keyence Corp. ..................... 600 268,439
Keysight Technologies, Inc.
(c)
............ 5,173 792,814
Littelfuse, Inc. ...................... 444 107,404
Murata Manufacturing Co. Ltd. ........... 13,200 266,536
TE Connectivity Ltd. .................. 43,386 6,169,055
9,738,681
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A ............. 8,295 236,408
Halliburton Co. ..................... 3,299 117,609
Schlumberger NV ................... 14,175 690,323
Tenaris SA ........................ 12,943 204,425
1,248,765
Entertainment — 1.4%
AMC Entertainment Holdings, Inc. , Class A
(c)
. 3,729 15,102
Electronic Arts, Inc. .................. 10,174 1,399,739
Liberty Media Corp.-Liberty Formula One , Class
A
(c)
........................... 436 26,635
Liberty Media Corp.-Liberty Formula One , Class
C
(c)
........................... 14,469 973,040
Liberty Media Corp.-Liberty Live , Class A
(c)
... 370 13,627
Liberty Media Corp.-Liberty Live , Class C
(c)
.. 857 31,940
Netflix, Inc.
(c)
....................... 14,307 8,070,722
Nintendo Co. Ltd. .................... 26,200 1,463,818
Playtika Holding Corp.
(c)
............... 439 3,170
ROBLOX Corp. , Class A
(c)
.............. 6,949 269,691
Sea Ltd. , ADR, Class A
(c) (e)
.............. 4,822 183,911
Spotify Technology SA
(c)
............... 16,114 3,470,150
Toho Co. Ltd. ...................... 9,400 306,203
Universal Music Group NV ............. 10,032 295,721
Walt Disney Co. (The) ................ 43,688 4,196,232
Warner Bros Discovery, Inc.
(c)
............ 140,130 1,404,103
22,123,804
Financial Services — 3.0%
Berkshire Hathaway, Inc. , Class B
(c)
....... 28,767 11,039,049
Block, Inc. , Class A
(c)
................. 20,494 1,332,315
Edenred SE ....................... 5,256 313,933
EXOR NV ......................... 4,263 412,456
Fidelity National Information Services, Inc. ... 13,849 862,239
Fiserv, Inc.
(c)
....................... 16,769 2,379,018
Groupe Bruxelles Lambert NV ........... 3,635 275,568
Industrivarden AB , Class C ............. 7,683 241,470
Jack Henry & Associates, Inc. ........... 1,554 257,700
L E Lundbergforetagen AB , Class B ....... 6,808 354,975
M&G plc .......................... 76,477 216,229
Mastercard, Inc. , Class A ............... 33,534 15,064,479
Mitsubishi HC Capital, Inc. .............. 37,000 262,347
NCR Atleos Corp.
(c)
.................. 1,204 26,957
Nexi SpA
(b) (c) (d)
...................... 31,497 241,596
ORIX Corp. ........................ 38,200 737,614
UWM Holdings Corp. , Class A ........... 1,752 11,738
Visa, Inc. , Class A ................... 44,932 12,278,118
46,307,801
Food Products — 0.7%
Archer-Daniels-Midland Co. ............. 29,910 1,662,398
Bunge Global SA .................... 7,662 674,945
Chocoladefabriken Lindt & Spruengli AG .... 16 203,343

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 7 $ 887,313
Freshpet, Inc.
(c)
..................... 794 68,363
Kerry Group plc , Class A ............... 1,829 163,026
McCormick & Co., Inc. (Non-Voting) ....... 2,273 154,928
Mondelez International, Inc. , Class A ....... 18,405 1,385,344
Nestle SA (Registered) ................ 42,604 4,854,752
Pilgrim's Pride Corp.
(c)
................. 753 20,459
Post Holdings, Inc.
(c)
.................. 13,424 1,246,687
Seaboard Corp. ..................... 4 14,412
WK Kellogg Co. ..................... 1,227 15,939
11,351,909
Gas Utilities — 0.0%
National Fuel Gas Co. ................ 1,634 77,059
Naturgy Energy Group SA .............. 9,837 264,889
Snam SpA ........................ 47,547 232,217
574,165
Ground Transportation — 0.1%
Central Japan Railway Co. ............. 24,900 622,317
Hertz Global Holdings, Inc.
(c)
............ 2,470 20,625
Schneider National, Inc. , Class B ......... 989 24,250
U-Haul Holding Co.
(c)
................. 146 9,674
676,866
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories .................. 1,816 205,480
Enovis Corp.
(c) (e)
..................... 962 56,469
EssilorLuxottica SA .................. 6,569 1,287,347
ICU Medical, Inc.
(c)
................... 371 33,958
Integra LifeSciences Holdings Corp.
(c)
...... 1,251 50,228
Medtronic plc ...................... 16,989 1,487,217
Novocure Ltd.
(c)
..................... 1,926 26,810
Tandem Diabetes Care, Inc.
(c)
........... 1,182 26,950
3,174,459
Health Care Providers & Services — 0.6%
agilon health, Inc.
(c)
.................. 5,335 31,423
Amedisys, Inc.
(c)
.................... 588 55,431
Cardinal Health, Inc. .................. 4,115 449,317
Cigna Group (The) ................... 4,456 1,341,033
CVS Health Corp. ................... 26,336 1,958,608
DaVita, Inc.
(c)
....................... 5,171 559,296
HCA Healthcare, Inc. ................. 5,538 1,688,536
McKesson Corp. .................... 6,330 3,164,304
Premier, Inc. , Class A ................. 2,176 47,045
9,294,993
Health Care REITs — 0.0%
Medical Properties Trust, Inc. ............ 10,894 33,771
Health Care Technology — 0.0%
(c)
Certara, Inc. ....................... 2,191 35,407
Teladoc Health, Inc. .................. 3,026 58,795
Veeva Systems, Inc. , Class A ............ 947 196,417
290,619
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc. ............. 3,919 59,098
Hotels, Restaurants & Leisure — 0.5%
Booking Holdings, Inc.
(c)
............... 909 3,188,290
Caesars Entertainment, Inc.
(c)
........... 7,484 328,323
Carnival Corp.
(c)
..................... 19,926 330,373
Domino's Pizza, Inc. .................. 254 108,260
DraftKings, Inc. , Class A
(c)
.............. 12,558 490,390
Flight Centre Travel Group Ltd. .......... 7,963 110,016
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Flutter Entertainment plc
(c)
.............. 2,936 $ 602,632
Galaxy Entertainment Group Ltd. ......... 46,000 238,734
Marriott Vacations Worldwide Corp. ........ 659 55,284
McDonald's Corp. ................... 2,434 712,480
MGM Resorts International
(c)
............ 15,615 677,223
Oriental Land Co. Ltd. ................ 8,900 330,547
Royal Caribbean Cruises Ltd.
(c)
.......... 7,151 911,752
Travel + Leisure Co. .................. 1,293 52,263
Yum! Brands, Inc. ................... 1,992 257,944
8,394,511
Household Durables — 0.3%
Barratt Developments plc .............. 63,317 431,526
Berkeley Group Holdings plc ............ 7,650 463,243
DR Horton, Inc. ..................... 13,943 1,992,594
Leggett & Platt, Inc. .................. 2,431 56,424
Lennar Corp. , Class B ................ 242 33,578
Persimmon plc ..................... 7,491 137,970
PulteGroup, Inc. .................... 9,449 987,987
Sekisui House Ltd. ................... 21,400 483,088
Taylor Wimpey plc ................... 237,023 442,520
Toll Brothers, Inc. .................... 1,111 110,378
5,139,308
Household Products — 1.8%
Clorox Co. (The) .................... 6,235 905,634
Colgate-Palmolive Co. ................ 45,149 3,801,546
Essity AB , Class B ................... 8,162 191,671
Henkel AG & Co. KGaA ............... 4,610 315,281
Kimberly-Clark Corp. ................. 69,224 8,374,027
Procter & Gamble Co. (The) ............ 80,053 12,579,529
Reckitt Benckiser Group plc ............. 12,773 923,499
Reynolds Consumer Products, Inc. ........ 996 27,061
Spectrum Brands Holdings, Inc. .......... 641 50,395
27,168,643
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) .................... 88,034 1,468,407
Brookfield Renewable Corp. ............ 2,445 68,264
Clearway Energy, Inc. , Class A ........... 654 14,689
Clearway Energy, Inc. , Class C .......... 1,503 36,433
RWE AG ......................... 66,336 2,449,500
4,037,293
Industrial Conglomerates — 0.5%
CK Hutchison Holdings Ltd. ............. 82,500 426,098
Hikari Tsushin, Inc. ................... 2,000 348,500
Hitachi Ltd. ........................ 18,700 1,468,892
Jardine Cycle & Carriage Ltd. ........... 15,600 301,018
Jardine Matheson Holdings Ltd. .......... 10,900 437,680
Keppel Ltd. ........................ 140,900 748,709
Siemens AG (Registered) .............. 18,270 3,270,766
7,001,663
Industrial REITs — 0.0%
Nippon Prologis REIT, Inc. .............. 14 24,909
Segro plc ......................... 25,857 287,170
312,079
Insurance — 3.8%
Ageas SA ......................... 14,300 614,500
AIA Group Ltd. ..................... 267,800 2,100,200
Allianz SE (Registered) ................ 8,819 2,356,225
American International Group, Inc. ........ 13,338 927,124
Aon plc , Class A .................... 12,195 3,639,354
Arch Capital Group Ltd.
(c)
.............. 8,035 662,325
Assicurazioni Generali SpA ............. 9,787 218,318

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Assured Guaranty Ltd. ................ 1,030 $ 83,564
AXA SA .......................... 32,526 1,091,746
Axis Capital Holdings Ltd. .............. 27,289 1,624,241
Brighthouse Financial, Inc.
(c)
............ 1,190 61,606
Cincinnati Financial Corp. .............. 24,221 2,683,687
CNA Financial Corp. .................. 477 21,021
Dai-ichi Life Holdings, Inc. .............. 12,000 263,193
Globe Life, Inc. ..................... 16,909 2,076,763
Hannover Rueck SE .................. 1,390 333,206
Hanover Insurance Group, Inc. (The) ...... 651 85,939
Hartford Financial Services Group, Inc. (The) . 23,287 2,025,038
Japan Post Holdings Co. Ltd. ............ 110,300 1,055,867
Kemper Corp. ...................... 1,104 66,240
Loews Corp. ....................... 4,071 296,613
Marsh & McLennan Cos., Inc. ........... 47,828 9,270,980
MetLife, Inc. ....................... 53,165 3,685,398
MS&AD Insurance Group Holdings, Inc. .... 15,400 635,939
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 3,839 1,634,335
NN Group NV ...................... 56,181 2,302,760
Power Corp. of Canada ............... 23,302 679,241
Principal Financial Group, Inc. ........... 35,916 2,840,956
Progressive Corp. (The) ............... 8,784 1,565,748
Prudential Financial, Inc. ............... 11,732 1,231,039
Prudential plc ...................... 43,090 442,645
QBE Insurance Group Ltd. ............. 88,145 907,592
Reinsurance Group of America, Inc. ....... 20,224 3,516,751
Sampo OYJ , Class A ................. 10,103 422,866
Sompo Holdings, Inc. ................. 5,800 300,738
Swiss Re AG ....................... 5,042 577,312
Tokio Marine Holdings, Inc. ............. 38,600 1,017,783
Unum Group ....................... 75,888 3,668,426
White Mountains Insurance Group Ltd. ..... 45 70,919
WR Berkley Corp. ................... 5,806 475,395
Zurich Insurance Group AG ............. 3,762 1,911,433
59,445,026
Interactive Media & Services — 3.2%
Alphabet, Inc. , Class A
(c)
............... 132,283 18,532,848
Alphabet, Inc. , Class C
(c)
............... 102,521 14,537,478
Auto Trader Group plc
(b) (d)
.............. 15,459 142,221
Meta Platforms, Inc. , Class A
(c)
........... 43,545 16,988,646
TripAdvisor, Inc.
(c)
.................... 1,973 42,617
50,243,810
IT Services — 1.0%
Akamai Technologies, Inc.
(c)
............. 1,593 196,305
Amdocs Ltd. ....................... 1,603 146,963
Bechtle AG ........................ 4,418 229,086
Capgemini SE ...................... 2,296 510,450
Cloudflare, Inc. , Class A
(c)
.............. 5,132 405,685
Cognizant Technology Solutions Corp. , Class A 6,126 472,437
Fujitsu Ltd. ........................ 5,500 761,279
Gartner, Inc.
(c)
...................... 2,739 1,252,928
GoDaddy, Inc. , Class A
(c)
............... 18,434 1,966,170
NEC Corp. ........................ 5,200 339,793
Nomura Research Institute Ltd. .......... 18,100 553,562
Obic Co. Ltd. ....................... 5,200 798,770
Otsuka Corp. ...................... 18,700 786,855
SCSK Corp. ....................... 17,500 343,606
Snowflake, Inc. , Class A
(c)
.............. 2,870 561,487
TIS, Inc. .......................... 9,300 206,849
VeriSign, Inc.
(c)
..................... 24,980 4,968,022
Wix.com Ltd.
(c)
...................... 3,703 469,837
14,970,084
Security
Shares
Shares Value
Leisure Products — 0.0%
Peloton Interactive, Inc. , Class A
(c)
........ 6,162 $ 34,261
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. .............. 18,800 2,445,880
Azenta, Inc.
(c)
...................... 1,088 70,938
Bio-Rad Laboratories, Inc. , Class A
(c)
....... 373 119,692
Danaher Corp. ..................... 7,340 1,760,939
Eurofins Scientific SE ................. 3,330 200,522
Fortrea Holdings, Inc.
(c)
................ 1,624 50,279
Lonza Group AG (Registered) ........... 2,230 1,090,260
Maravai LifeSciences Holdings, Inc. , Class A
(c)
2,073 12,023
Mettler-Toledo International, Inc.
(c)
......... 2,355 2,819,382
QIAGEN NV
(c)
...................... 4,104 179,181
Sartorius Stedim Biotech ............... 989 266,473
Sotera Health Co.
(c)
.................. 1,812 26,673
Thermo Fisher Scientific, Inc. ............ 7,848 4,229,915
West Pharmaceutical Services, Inc. ....... 1,921 716,591
13,988,748
Machinery — 0.3%
Alstom SA ........................ 9,354 117,958
Esab Corp. ........................ 1,035 88,999
Gates Industrial Corp. plc
(c)
............. 2,051 26,417
GEA Group AG ..................... 4,440 177,818
Komatsu Ltd. ...................... 47,700 1,357,063
Kubota Corp. ...................... 40,700 616,095
Pentair plc ........................ 2,582 188,925
Schindler Holding AG ................. 2,095 521,841
Techtronic Industries Co. Ltd. ............ 30,500 323,944
Toyota Industries Corp. ................ 2,500 211,448
Trelleborg AB , Class B ................ 4,161 126,649
Xylem, Inc. ........................ 9,282 1,043,668
4,800,825
Media — 0.9%
Charter Communications, Inc. , Class A
(c)
.... 5,238 1,941,779
Comcast Corp. , Class A ............... 118,738 5,526,067
Fox Corp. , Class B ................... 14,523 435,835
Informa plc ........................ 53,512 525,571
Liberty Broadband Corp. , Class A
(c)
........ 302 23,502
Liberty Broadband Corp. , Class C
(c)
........ 11,439 897,389
Liberty Media Corp.-Liberty SiriusXM
(c)
..... 19,669 597,151
Liberty Media Corp.-Liberty SiriusXM , Class A
(c)
1,363 41,422
News Corp. , Class B ................. 2,137 54,643
Paramount Global , Class A
(e)
............ 173 4,036
Paramount Global , Class B ............. 65,989 962,780
Publicis Groupe SA .................. 3,902 390,955
Sirius XM Holdings, Inc.
(e)
.............. 258,971 1,318,162
Trade Desk, Inc. (The) , Class A
(c)
......... 7,298 499,402
Vivendi SE ........................ 25,669 289,278
WPP plc .......................... 13,380 129,391
13,637,363
Metals & Mining — 2.1%
Anglo American plc .................. 25,948 618,540
Antofagasta plc ..................... 12,120 264,159
ArcelorMittal SA ..................... 93,446 2,573,505
Barrick Gold Corp. ................... 128,241 2,003,095
BHP Group Ltd. ..................... 108,959 3,333,495
BlueScope Steel Ltd. ................. 10,772 164,470
Cleveland-Cliffs, Inc.
(c)
................ 72,770 1,459,039
Commercial Metals Co. ................ 2,856 149,140
Endeavour Mining plc ................. 21,627 384,180
Evolution Mining Ltd. ................. 134,616 281,986
Fortescue Ltd. ...................... 163,180 3,153,739
Franco-Nevada Corp. ................. 11,257 1,217,928
Glencore plc ....................... 246,847 1,306,057

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
JFE Holdings, Inc. ................... 95,300 $ 1,504,675
Kobe Steel Ltd. ..................... 29,400 405,952
MP Materials Corp. , Class A
(c)
........... 1,909 30,181
Newmont Corp. ..................... 102,114 3,523,954
Nippon Steel Corp. ................... 69,000 1,660,463
Northern Star Resources Ltd. ............ 106,755 915,724
Nucor Corp. ....................... 17,308 3,235,385
Pan American Silver Corp. .............. 9,256 125,300
Reliance Steel & Aluminum Co. .......... 5,304 1,513,868
Rio Tinto plc ....................... 14,660 1,014,757
Southern Copper Corp. ................ 1,565 128,487
SSR Mining, Inc. .................... 3,733 35,202
Steel Dynamics, Inc. .................. 17,367 2,096,023
United States Steel Corp. .............. 4,065 191,136
33,290,440
Multi-Utilities — 0.2%
CenterPoint Energy, Inc. ............... 15,515 433,489
Centrica plc ....................... 95,180 166,570
Engie SA ......................... 34,039 543,687
National Grid plc .................... 76,158 1,014,356
NiSource, Inc. ...................... 21,590 560,692
Veolia Environnement SA .............. 22,574 735,548
3,454,342
Office REITs — 0.0%
Dexus
(f)
.......................... 17,869 90,429
Gecina SA ........................ 1,657 182,745
Highwoods Properties, Inc. ............. 1,909 43,850
NET Lease Office Properties ............ 269 6,666
323,690
Oil, Gas & Consumable Fuels — 1.9%
BP plc ........................... 300,200 1,753,293
Cheniere Energy, Inc. ................. 4,088 670,391
Chevron Corp. ...................... 23,476 3,461,067
ConocoPhillips ..................... 4,332 484,621
Devon Energy Corp. .................. 14,563 611,937
Eni SpA .......................... 56,546 901,419
EOG Resources, Inc. ................. 14,993 1,706,054
Equinor ASA ....................... 19,372 554,370
Exxon Mobil Corp. ................... 71,982 7,400,469
Hess Corp. ........................ 7,961 1,118,759
Marathon Petroleum Corp. ............. 6,233 1,032,185
Matador Resources Co. ............... 939 51,542
Pioneer Natural Resources Co. .......... 4,285 984,822
Repsol SA ........................ 16,670 246,187
Shell plc .......................... 121,155 3,756,087
Targa Resources Corp. ................ 4,068 345,617
TotalEnergies SE .................... 42,288 2,743,458
Tourmaline Oil Corp. .................. 3,839 165,987
Valero Energy Corp. .................. 5,931 823,816
28,812,081
Passenger Airlines — 0.2%
American Airlines Group, Inc.
(c)
........... 14,635 208,256
Delta Air Lines, Inc. .................. 65,129 2,549,149
United Airlines Holdings, Inc.
(c)
........... 13,693 566,616
3,324,021
Personal Care Products — 0.5%
Estee Lauder Cos., Inc. (The) , Class A ..... 8,692 1,147,257
Haleon plc ........................ 83,811 340,421
L'Oreal SA ........................ 6,145 2,940,716
Olaplex Holdings, Inc.
(c)
................ 2,459 5,533
Shiseido Co. Ltd. .................... 23,900 666,253
Security
Shares
Shares Value
Personal Care Products (continued)
Unilever plc ........................ 44,033 $ 2,142,656
7,242,836
Pharmaceuticals — 3.3%
Astellas Pharma, Inc. ................. 30,300 352,767
AstraZeneca plc .................... 26,966 3,575,067
Bristol-Myers Squibb Co. ............... 72,813 3,558,371
Daiichi Sankyo Co. Ltd. ................ 5,100 152,689
Eli Lilly & Co. ...................... 17,352 11,202,625
GSK plc .......................... 67,995 1,344,787
Ipsen SA ......................... 1,672 192,780
Kyowa Kirin Co. Ltd. .................. 6,500 102,388
Merck & Co., Inc. .................... 45,918 5,545,976
Novartis AG (Registered) .............. 33,251 3,438,612
Novo Nordisk A/S , Class B ............. 93,668 10,706,671
Ono Pharmaceutical Co. Ltd. ............ 10,200 183,846
Otsuka Holdings Co. Ltd. .............. 14,200 558,178
Pfizer, Inc. ........................ 137,448 3,722,092
Roche Holding AG ................... 748 226,590
Royalty Pharma plc , Class A ............ 6,817 193,535
Sandoz Group AG
(c)
.................. 7,430 254,812
Sanofi SA ......................... 21,718 2,174,960
Viatris, Inc. ........................ 68,883 810,753
Zoetis, Inc. , Class A .................. 18,061 3,392,037
51,689,536
Professional Services — 0.6%
Automatic Data Processing, Inc. .......... 19,460 4,782,879
Bureau Veritas SA ................... 10,722 285,193
Experian plc ....................... 43,644 1,816,568
Genpact Ltd. ....................... 3,248 116,603
ManpowerGroup, Inc. ................. 902 66,874
Paycom Software, Inc. ................ 1,140 216,874
Paycor HCM, Inc.
(c)
.................. 1,181 22,947
RELX plc ......................... 24,252 1,000,979
Verisk Analytics, Inc. .................. 4,157 1,004,040
9,312,957
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ................ 128,500 579,836
Henderson Land Development Co. Ltd. ..... 76,000 198,028
Hongkong Land Holdings Ltd. ........... 58,900 183,857
Howard Hughes Holdings, Inc.
(c)
.......... 618 49,490
Sun Hung Kai Properties Ltd. ............ 37,500 350,002
Swire Pacific Ltd. , Class A .............. 33,000 255,322
Swire Properties Ltd. ................. 90,400 168,937
Wharf Real Estate Investment Co. Ltd. ..... 48,000 140,632
Zillow Group, Inc. , Class A
(c)
............ 1,014 55,861
1,981,965
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.
(c)
.......... 24,709 4,143,452
Applied Materials, Inc. ................ 18,377 3,019,341
ASM International NV ................. 407 225,573
ASML Holding NV ................... 7,311 6,342,937
BE Semiconductor Industries NV ......... 2,330 350,148
Broadcom, Inc. ..................... 8,859 10,453,620
Cirrus Logic, Inc.
(c)
................... 1,396 107,771
Disco Corp. ........................ 1,400 377,775
First Solar, Inc.
(c)
.................... 2,578 377,161
Infineon Technologies AG .............. 13,310 485,242
Intel Corp. ........................ 118,321 5,097,269
KLA Corp. ......................... 6,154 3,655,722
Lam Research Corp. ................. 3,880 3,201,660
Marvell Technology, Inc. ............... 7,094 480,264
Micron Technology, Inc. ................ 39,711 3,405,218
NVIDIA Corp. ...................... 50,165 30,865,020

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ................... 37,133 $ 5,514,622
SCREEN Holdings Co. Ltd. ............. 12,300 1,206,130
Skyworks Solutions, Inc. ............... 1,842 192,415
STMicroelectronics NV ................ 40,167 1,763,633
Teradyne, Inc. ...................... 7,155 691,102
Tokyo Electron Ltd. .................. 22,100 4,101,151
86,057,226
Software — 8.2%
Adobe, Inc.
(c)
....................... 14,606 9,023,295
Alteryx, Inc. , Class A
(c)
................ 1,124 53,345
Atlassian Corp. , Class A
(c)
.............. 5,209 1,301,052
Autodesk, Inc.
(c)
..................... 1,446 367,009
BILL Holdings, Inc.
(c)
.................. 1,573 122,773
Box, Inc. , Class A
(c)
.................. 4,859 126,237
Cadence Design Systems, Inc.
(c)
......... 10,474 3,021,330
CCC Intelligent Solutions Holdings, Inc.
(c)
.... 3,692 40,575
Check Point Software Technologies Ltd.
(c)
... 2,888 458,990
Crowdstrike Holdings, Inc. , Class A
(c)
....... 7,848 2,295,540
Dassault Systemes SE ................ 19,548 1,013,335
Datadog, Inc. , Class A
(c)
............... 7,758 965,406
DocuSign, Inc.
(c)
.................... 3,126 190,436
Elastic NV
(c)
....................... 2,724 318,871
Fair Isaac Corp.
(c)
.................... 1,553 1,861,783
Fortinet, Inc.
(c)
...................... 34,832 2,246,316
HubSpot, Inc.
(c)
..................... 1,952 1,192,672
Informatica, Inc. , Class A
(c)
............. 780 23,400
Intuit, Inc. ......................... 4,586 2,895,279
Manhattan Associates, Inc.
(c)
............ 4,470 1,084,243
Microsoft Corp. ..................... 156,669 62,288,461
nCino, Inc.
(c)
....................... 1,280 40,294
NCR Voyix Corp.
(c)
................... 2,368 34,810
Nemetschek SE ..................... 1,545 142,563
Nice Ltd.
(c)
........................ 603 125,112
Nutanix, Inc. , Class A
(c)
................ 13,996 786,575
Oracle Corp. ....................... 41,085 4,589,194
Oracle Corp. Japan .................. 3,100 244,308
Palantir Technologies, Inc. , Class A
(c)
....... 24,346 391,727
Palo Alto Networks, Inc.
(c)
.............. 11,398 3,858,337
Pegasystems, Inc. ................... 769 37,481
RingCentral, Inc. , Class A
(c) (e)
............ 1,566 53,072
Roper Technologies, Inc. ............... 4,081 2,191,497
Sage Group plc (The) ................. 14,841 220,952
Salesforce, Inc.
(c) (e)
................... 25,323 7,118,042
SAP SE .......................... 27,887 4,831,326
ServiceNow, Inc.
(c)
................... 5,618 4,300,017
Splunk, Inc.
(c)
...................... 13,397 2,054,698
Synopsys, Inc.
(c)
.................... 3,565 1,901,393
Temenos AG (Registered) .............. 3,880 394,869
Teradata Corp.
(c)
.................... 9,464 437,048
Tyler Technologies, Inc.
(c)
.............. 640 270,560
Workday, Inc. , Class A
(c)
............... 7,331 2,133,834
Xero Ltd.
(c)
........................ 1,887 135,069
Zoom Video Communications, Inc. , Class A
(c)
. 2,682 173,284
Zscaler, Inc.
(c)
...................... 2,230 525,544
127,881,954
Specialized REITs — 0.0%
EPR Properties ..................... 1,362 60,296
Rayonier, Inc. ...................... 2,694 81,628
141,924
Specialty Retail — 3.0%
Abercrombie & Fitch Co. , Class A
(c)
........ 3,091 314,973
AutoNation, Inc.
(c)
.................... 2,272 317,308
AutoZone, Inc.
(c)
.................... 621 1,715,283
Security
Shares
Shares Value
Specialty Retail (continued)
Avolta AG
(c)
........................ 7,380 $ 281,952
Best Buy Co., Inc. ................... 6,333 459,079
Burlington Stores, Inc.
(c)
............... 5,378 1,028,005
CarMax, Inc.
(c)
...................... 10,300 733,154
Carvana Co. , Class A
(c)
................ 11,919 513,232
Fast Retailing Co. Ltd. ................ 4,500 1,201,396
Gap, Inc. (The) ..................... 21,340 398,845
H & M Hennes & Mauritz AB , Class B ...... 8,007 112,969
Home Depot, Inc. (The) ............... 49,288 17,396,692
Industria de Diseno Textil SA ............ 6,540 279,633
Lowe's Cos., Inc. .................... 20,954 4,459,849
Murphy USA, Inc. ................... 699 246,412
O'Reilly Automotive, Inc.
(c)
.............. 5,196 5,315,768
Petco Health & Wellness Co., Inc.
(c)
....... 1,547 3,697
RH
(c)
............................ 2,026 513,550
Ross Stores, Inc. .................... 14,469 2,029,711
TJX Cos., Inc. (The) .................. 73,198 6,947,222
Ulta Beauty, Inc.
(c)
................... 1,252 628,567
USS Co. Ltd. ....................... 12,000 226,937
Victoria's Secret & Co.
(c)
............... 1,413 36,809
Wayfair, Inc. , Class A
(c)
................ 15,569 782,342
Zalando SE
(b) (c) (d)
.................... 7,180 143,360
ZOZO, Inc. ........................ 8,900 194,879
46,281,624
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc. ........................ 301,992 55,687,325
Canon, Inc. ........................ 23,300 641,848
Dell Technologies, Inc. , Class C .......... 12,245 1,014,866
FUJIFILM Holdings Corp. .............. 12,000 760,619
HP, Inc. .......................... 29,385 843,643
Logitech International SA (Registered) ...... 5,577 467,538
NetApp, Inc. ....................... 2,738 238,754
Western Digital Corp.
(c)
................ 4,007 229,401
59,883,994
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.
(c)
................. 2,074 101,087
Carter's, Inc. ....................... 659 49,847
Hermes International SCA .............. 259 546,402
LVMH Moet Hennessy Louis Vuitton SE ..... 3,104 2,582,711
Moncler SpA ....................... 5,180 318,656
Under Armour, Inc. , Class C
(c)
........... 3,710 27,454
3,626,157
Tobacco — 0.1%
Altria Group, Inc. .................... 35,146 1,410,057
British American Tobacco plc ............ 12,156 358,403
Philip Morris International, Inc. ........... 2,394 217,495
1,985,955
Trading Companies & Distributors — 1.4%
AerCap Holdings NV
(c)
................ 5,231 400,485
Ashtead Group plc ................... 17,651 1,154,233
Beacon Roofing Supply, Inc.
(c)
........... 1,283 106,348
Brenntag SE ....................... 6,110 540,185
Bunzl plc ......................... 4,065 165,201
Fastenal Co. ....................... 3,009 205,304
Ferguson plc ....................... 18,132 3,406,277
Herc Holdings, Inc. ................... 859 126,694
ITOCHU Corp. ..................... 47,800 2,169,361
Marubeni Corp. ..................... 81,600 1,391,824
Mitsubishi Corp. ..................... 84,000 1,447,736
Mitsui & Co. Ltd. .................... 74,200 3,009,348
Sumitomo Corp. .................... 78,600 1,807,631
Toyota Tsusho Corp. .................. 4,200 275,232
United Rentals, Inc. .................. 727 454,666

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Watsco, Inc. ....................... 2,060 $ 805,419
WESCO International, Inc. .............. 778 134,999
WW Grainger, Inc. ................... 4,615 4,133,379
21,734,322
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (d)
.................... 966 170,892
Water Utilities — 0.2%
American Water Works Co., Inc. .......... 12,644 1,568,109
Essential Utilities, Inc. ................. 15,588 558,985
Severn Trent plc .................... 10,850 356,651
United Utilities Group plc ............... 26,318 354,471
2,838,216
Wireless Telecommunication Services — 0.0%
SoftBank Group Corp. ................ 8,800 379,902
Total Common Stocks — 69 .0%
(Cost: $ 783,450,308 ) .............................. 1,078,225,804
Beneficial Interest
(000)
Other Interests
(g)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c) (h) (i)
....... USD 300 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Rights
Biotechnology — 0.0%
Mirati Therapeutics, Inc., CVR
(c)
.......... 1,004 703
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(c) (i)
............... 843 2,411
Total Rights — 0 .0%
(Cost: $ 1,563 ) .................................. 3,114
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0 .0%
Occidental Petroleum Corp. (Issued/Exercisable
07/06/20 , 1 Share for 1 Warrant, Expires
08/03/27 , Strike Price USD 22.00 )
(c)
..... 1,587 $ 56,624
Total Warrants — 0 .0%
(Cost: $ 7,856 ) .................................. 56,624
Total Long-Term Investments — 69.0%
(Cost: $ 783,673,836 ) .............................. 1,078,285,542
Short-Term Securities
Money Market Funds — 1.8%
(j)(k)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.21% .................... 23,539,649 23,539,649
SL Liquidity Series, LLC, Money Market Series ,
5.49%
(l)
........................ 5,055,111 5,057,133
Total Money Market Funds — 1 .8%
(Cost: $ 28,596,687 ) ............................... 28,596,782
Par (000)
Pa r (000)
U.S. Treasury Obligations — 18.1%
U.S. Treasury Bills
(m)
5.43% , 02/27/24 .................. USD 57,497 57,278,073
5.44% , 03/05/24 .................. 81,696 81,302,464
5.28% , 03/19/24 .................. 27,000 26,814,087
5.30% , 04/25/24 .................. 32,000 31,611,351
5.37% , 05/02/24 .................. 86,186 85,050,955
Total U.S. Treasury Obligations — 18 .1%
(Cost: $ 282,047,236 ) .............................. 282,056,930
Total Short-Term Securities — 19.9%
(Cost: $ 310,643,923 ) .............................. 310,653,712
Total Investments — 88 .9%
(Cost: $ 1,094,317,759 ) ............................ 1,388,939,254
Other Assets Less Liabilities — 11.1% ................... 173,712,301
Net Assets — 100.0% ...............................
$ 1,562,651,555
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 102,641,987 $ — $ (79,102,338)
(a)
$ — $ — $ 23,539,649 23,539,649 $ 2,375,359 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 38,627 5,018,097
(a)
— 319 90 5,057,133 5,055,111 109,251
(b)
—
$ 319 $ 90 $ 28,596,782 $ 2,484,610 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Singapore Index ...................................................... 76 02/28/24 $ 1,566 $ (4,331)
Euro-Bund .............................................................. 4,203 03/07/24 617,055 3,849,184
TOPIX Index ............................................................. 1,140 03/07/24 195,665 13,073,126
S&P/TSX 60 Index ......................................................... 53 03/14/24 10,019 18,606
DAX Index .............................................................. 41 03/15/24 18,742 (167,481)
EURO STOXX 50 Index ..................................................... 871 03/15/24 43,791 772,586
FTSE 100 Index ........................................................... 1,301 03/15/24 125,301 489,475
FTSE/MIB Index ........................................................... 1,418 03/15/24 236,035 2,366,069
MSCI EAFE E-Mini Index ..................................................... 210 03/15/24 23,447 618,409
S&P 500 E-Mini Index ....................................................... 300 03/15/24 73,058 1,945,249
WIG20 Index ............................................................. 1,131 03/15/24 12,944 381,490
Canada 10-Year Bond ....................................................... 167 03/19/24 15,113 172,906
U.S. Treasury Long Bond ..................................................... 644 03/19/24 78,971 3,565,236
Long Gilt ................................................................ 199 03/26/24 25,212 272,461
27,352,985
Short Contracts
CAC 40 Index ............................................................ 1,272 02/16/24 105,026 (2,273,309)
IBEX 35 Index ............................................................ 1,402 02/16/24 152,552 (1,112,884)
OMX Stockholm 30 Index .................................................... 4,349 02/16/24 98,323 (416,148)
IFSC NIFTY 50 Index ....................................................... 607 02/29/24 26,462 (449,805)
Euro-Bund .............................................................. 525 03/07/24 77,077 (1,300,377)
Japan 10-Year Bond ........................................................ 365 03/13/24 362,694 (1,246,701)
Australia 10-Year Bond ...................................................... 3,197 03/15/24 243,565 (4,436,526)
Mini-DAX Index ........................................................... 6 03/15/24 549 (2,353)
MSCI EAFE E-Mini Index ..................................................... 2,451 03/15/24 273,654 (8,669,914)
S&P 500 E-Mini Index ....................................................... 1,308 03/15/24 318,531 (9,135,941)
U.S. Treasury 10-Year Note ................................................... 5,772 03/19/24 648,538 (3,193,657)
U.S. Treasury Long Bond ..................................................... 754 03/19/24 92,459 (4,392,670)
U.S. Treasury Ultra Bond ..................................................... 670 03/19/24 86,639 (2,976,021)
FTSE/JSE Top 40 Index ..................................................... 141 03/20/24 5,135 (18,129)
SPI 200 Index ............................................................ 555 03/21/24 68,785 (667,470)
SET50 Index ............................................................. 7,197 03/28/24 33,627 1,269,784
(39,022,121)
$ (11,669,136)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 45,633,869 USD 33,834,319 Bank of New York Mellon 03/20/24 $ 128,598
CAD 101,000 USD 74,891 HSBC Bank plc 03/20/24 278
CAD 11,624,000 USD 8,647,127 JPMorgan Chase Bank NA 03/20/24 4,012
CAD 2,663,000 USD 1,970,800 Morgan Stanley & Co. International plc 03/20/24 11,133
CAD 2,264,000 USD 1,673,909 Toronto Dominion Bank 03/20/24 11,068
EUR 2,072,000 USD 2,236,337 HSBC Bank plc 03/20/24 7,365
INR 140,501,000 USD 1,681,875 BNP Paribas SA 03/20/24 5,999
KRW 336,256,000 USD 252,019 Toronto Dominion Bank 03/20/24 611
MXN 9,316,000 USD 530,744 Morgan Stanley & Co. International plc 03/20/24 6,272
MXN 57,869,000 USD 3,305,952 UBS AG 03/20/24 29,885
NOK 9,622,000 USD 904,772 Morgan Stanley & Co. International plc 03/20/24 11,140
THB 51,244,000 USD 1,438,402 JPMorgan Chase Bank NA 03/20/24 11,354
USD 777,544 AUD 1,176,000 Citibank NA 03/20/24 4,838
USD 2,368,138 AUD 3,524,000 HSBC Bank plc 03/20/24 52,650
USD 4,157,952 AUD 6,301,000 JPMorgan Chase Bank NA 03/20/24 17,801
USD 8,909,720 AUD 13,309,000 Toronto Dominion Bank 03/20/24 164,875

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,693,337 BRL 18,215,000 Bank of America NA 03/20/24 $ 33,012
USD 1,893,573 BRL 9,384,000 Citibank NA 03/20/24 7,848
USD 1,321,006 CAD 1,764,000 HSBC Bank plc 03/20/24 8,152
USD 2,471,808 CAD 3,264,000 Nomura International plc 03/20/24 42,582
USD 13,054,521 CLP 11,553,899,000 Morgan Stanley & Co. International plc 03/20/24 672,832
USD 2,671,275 EUR 2,445,000 BNP Paribas SA 03/20/24 23,663
USD 27,531,510 EUR 25,076,000 HSBC Bank plc 03/20/24 377,516
USD 1,404,121 EUR 1,280,000 Morgan Stanley & Co. International plc 03/20/24 18,049
USD 13,041,808 EUR 11,903,000 UBS AG 03/20/24 152,433
USD 840,576 GBP 663,000 Morgan Stanley & Co. International plc 03/20/24 43
USD 9,446,526 GBP 7,427,000 Nomura International plc 03/20/24 30,783
USD 14,113,063 KRW 18,355,272,000 Bank of America NA 03/20/24 322,710
USD 5,317,458 KRW 6,955,391,000 BNP Paribas SA 03/20/24 91,859
USD 1,538,044 PLN 6,116,000 Goldman Sachs International 03/20/24 11,508
USD 1,535,783 SEK 15,844,000 BNP Paribas SA 03/20/24 10,403
USD 652,385 SEK 6,639,000 Morgan Stanley & Co. International plc 03/20/24 13,216
USD 1,698,103 SGD 2,253,000 Citibank NA 03/20/24 15,095
USD 14,741,283 THB 509,842,000 HSBC Bank plc 03/20/24 317,218
USD 1,211,613 ZAR 22,766,000 Citibank NA 03/20/24 462
USD 5,426,320 ZAR 99,884,000 JPMorgan Chase Bank NA 03/20/24 112,492
ZAR 7,015,000 USD 371,284 Bank of America NA 03/20/24 1,914
ZAR 13,862,000 USD 737,255 BNP Paribas SA 03/20/24 203
JPY 312,793,000 USD 2,130,731 Citibank NA 03/21/24 10,785
JPY 297,407,000 USD 2,031,565 JPMorgan Chase Bank NA 03/21/24 4,612
USD 9,099,274 JPY 1,312,973,000 BNP Paribas SA 03/21/24 110,095
2,857,364
AUD 52,534,662 USD 35,411,967 BNP Paribas SA 03/20/24 (893,409)
AUD 1,795,000 USD 1,207,441 Canadian Imperial Bank of Commerce 03/20/24 (28,014)
AUD 63,916,024 USD 42,835,832 HSBC Bank plc 03/20/24 (839,006)
AUD 36,605,000 USD 24,206,757 JPMorgan Chase Bank NA 03/20/24 (154,983)
BRL 9,384,000 USD 1,902,733 Bank of America NA 03/20/24 (17,008)
CHF 3,474,000 USD 4,104,898 Citibank NA 03/20/24 (58,487)
CHF 2,189,000 USD 2,549,965 Morgan Stanley & Co. International plc 03/20/24 (284)
CLP 14,345,169,000 USD 16,637,867 BNP Paribas SA 03/20/24 (1,264,924)
CLP 6,298,000 USD 6,830 JPMorgan Chase Bank NA 03/20/24 (81)
EUR 2,227,000 USD 2,424,497 Bank of New York Mellon 03/20/24 (12,950)
EUR 12,792,000 USD 14,062,399 BNP Paribas SA 03/20/24 (210,354)
EUR 18,653,000 USD 20,369,615 Citibank NA 03/20/24 (170,882)
EUR 6,760,000 USD 7,421,260 Goldman Sachs International 03/20/24 (101,074)
EUR 4,308,000 USD 4,700,593 HSBC Bank plc 03/20/24 (35,599)
EUR 780,000 USD 854,528 Morgan Stanley & Co. International plc 03/20/24 (9,891)
EUR 1,518,000 USD 1,645,983 Nomura International plc 03/20/24 (2,190)
EUR 64,450,759 USD 70,502,073 Standard Chartered Bank 03/20/24 (710,421)
EUR 2,092,000 USD 2,317,372 State Street Bank and Trust Co. 03/20/24 (52,013)
GBP 856,000 USD 1,088,768 Bank of New York Mellon 03/20/24 (3,555)
GBP 530,000 USD 672,247 BNP Paribas SA 03/20/24 (328)
GBP 3,753,000 USD 4,777,629 JPMorgan Chase Bank NA 03/20/24 (19,680)
KRW 18,596,991,000 USD 14,225,967 Citibank NA 03/20/24 (254,011)
KRW 8,058,788,000 USD 6,235,811 HSBC Bank plc 03/20/24 (181,227)
NZD 811,000 USD 503,019 HSBC Bank plc 03/20/24 (7,265)
PLN 2,247,000 USD 575,520 HSBC Bank plc 03/20/24 (14,675)
SEK 5,614,000 USD 566,831 Goldman Sachs International 03/20/24 (26,344)
SEK 7,050,000 USD 698,499 JPMorgan Chase Bank NA 03/20/24 (19,761)
SEK 83,542,000 USD 8,102,716 Morgan Stanley & Co. International plc 03/20/24 (59,716)
SGD 921,000 USD 694,090 JPMorgan Chase Bank NA 03/20/24 (6,096)
THB 21,862,000 USD 631,295 JPMorgan Chase Bank NA 03/20/24 (12,792)
USD 654,058 CAD 882,000 Citibank NA 03/20/24 (2,368)
USD 3,063,691 CAD 4,135,000 Goldman Sachs International 03/20/24 (13,775)
USD 1,875,415 CAD 2,529,000 Toronto Dominion Bank 03/20/24 (6,787)
USD 931,624 CHF 801,000 Goldman Sachs International 03/20/24 (1,357)
USD 436,144 CHF 375,000 UBS AG 03/20/24 (644)
USD 1,370,210 GBP 1,089,000 Goldman Sachs International 03/20/24 (10,394)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 727,620 GBP 574,000 Morgan Stanley & Co. International plc 03/20/24 $ (81)
USD 87,026 INR 7,270,000 BNP Paribas SA 03/20/24 (309)
USD 1,687,380 INR 140,501,000 JPMorgan Chase Bank NA 03/20/24 (494)
USD 7,994,701 KRW 10,661,537,000 BNP Paribas SA 03/20/24 (15,333)
USD 2,297,266 MXN 39,940,000 Goldman Sachs International 03/20/24 (5,060)
USD 438,852 PLN 1,765,000 JPMorgan Chase Bank NA 03/20/24 (1,687)
USD 2,891,070 SEK 30,122,000 BNP Paribas SA 03/20/24 (8,924)
USD 1,100,382 ZAR 20,877,000 HSBC Bank plc 03/20/24 (10,274)
ZAR 109,993,000 USD 5,962,226 JPMorgan Chase Bank NA 03/20/24 (110,599)
JPY 82,746,000 USD 574,219 Citibank NA 03/21/24 (7,704)
JPY 578,284,000 USD 4,006,673 Morgan Stanley & Co. International plc 03/21/24 (47,491)
JPY 74,807,000 USD 528,182 Standard Chartered Bank 03/21/24 (16,021)
(5,426,322)
$ (2,568,958)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 % Quarterly 12/20/28 NR USD 45,983 $ 2,826,960 $ 962,963 $ 1,863,997
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 8.49% Monthly 03/20/24
(a)
03/14/29 MXN 20,000 $ (4,770) $ — $ (4,770)
28-day MXIBTIIE Monthly 8.54% Monthly 03/20/24
(a)
03/14/29 MXN 261,000 (34,948) — (34,948)
28-day MXIBTIIE Monthly 8.55% Monthly 03/20/24
(a)
03/14/29 MXN 393,000 (38,917) — (38,917)
28-day MXIBTIIE Monthly 8.58% Monthly 03/20/24
(a)
03/14/29 MXN 379,000 (11,096) — (11,096)
28-day MXIBTIIE Monthly 8.59% Monthly 03/20/24
(a)
03/14/29 MXN 806,000 (4,858) — (4,858)
28-day MXIBTIIE Monthly 8.66% Monthly 03/20/24
(a)
03/14/29 MXN 304,000 49,410 — 49,410
28-day MXIBTIIE Monthly 8.68% Monthly 03/20/24
(a)
03/14/29 MXN 316,000 60,544 — 60,544
28-day MXIBTIIE Monthly 8.75% Monthly 03/20/24
(a)
03/14/29 MXN 408,000 144,572 — 144,572
28-day MXIBTIIE Monthly 8.76% Monthly 03/20/24
(a)
03/14/29 MXN 1,424,000 537,691 — 537,691
3-mo. STIBOR Quarterly 2.56% Annual 03/20/24
(a)
03/20/29 SEK 107,000 20,572 20,572 —
3-mo. STIBOR Quarterly 2.57% Annual 03/20/24
(a)
03/20/29 SEK 484,000 174,721 (23,647) 198,368
3-mo. STIBOR Quarterly 2.60% Annual 03/20/24
(a)
03/20/29 SEK 692,000 348,282 151,161 197,121
3-mo. STIBOR Quarterly 2.62% Annual 03/20/24
(a)
03/20/29 SEK 959,000 563,692 318,604 245,088
6-mo. PRIBOR Semi-Annual 3.45% Annual 03/20/24
(a)
03/20/29 CZK 158,000 (2,416) — (2,416)
1-day SONIA Annual 3.75% Annual 03/20/24
(a)
03/20/29 GBP 8,000 75,202 48,134 27,068
6-mo. PRIBOR Semi-Annual 4.09% Annual 03/20/24
(a)
03/20/29 CZK 68,000 86,756 — 86,756
6-mo. WIBOR Semi-Annual 4.21% Annual 03/20/24
(a)
03/20/29 PLN 7,000 (20,309) — (20,309)
6-mo. PRIBOR Semi-Annual 4.22% Annual 03/20/24
(a)
03/20/29 CZK 718,000 1,091,793 — 1,091,793
1-day SOFR Annual 4.24% Annual 03/20/24
(a)
03/20/29 USD 12,000 365,531 4,204 361,327
1-day SOFR Annual 4.24% Annual 03/20/24
(a)
03/20/29 USD 15,000 458,944 (58,382) 517,326
6-mo. WIBOR Semi-Annual 4.25% Annual 03/20/24
(a)
03/20/29 PLN 45,000 (108,028) — (108,028)
1-day SOFR Annual 4.27% Annual 03/20/24
(a)
03/20/29 USD 24,000 759,215 208,579 550,636
6-mo. WIBOR Semi-Annual 4.28% Annual 03/20/24
(a)
03/20/29 PLN 62,000 (128,814) — (128,814)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.28% Annual 03/20/24
(a)
03/20/29 USD 39,000 $ 1,256,597 $ (195,954) $ 1,452,551
6-mo. WIBOR Semi-Annual 4.31% Annual 03/20/24
(a)
03/20/29 PLN 68,000 (121,148) — (121,148)
6-mo. WIBOR Semi-Annual 4.32% Annual 03/20/24
(a)
03/20/29 PLN 74,000 (127,854) — (127,854)
1-day SOFR Annual 4.32% Annual 03/20/24
(a)
03/20/29 USD 16,000 545,122 (2,746) 547,868
1-day SOFR Annual 4.33% Annual 03/20/24
(a)
03/20/29 USD 17,000 583,027 66,994 516,033
6-mo. PRIBOR Semi-Annual 4.33% Annual 03/20/24
(a)
03/20/29 CZK 361,000 631,509 — 631,509
6-mo. WIBOR Semi-Annual 4.33% Annual 03/20/24
(a)
03/20/29 PLN 65,000 (101,808) — (101,808)
1-day SOFR Annual 4.34% Annual 03/20/24
(a)
03/20/29 USD 47,000 1,643,704 76,147 1,567,557
6-mo. WIBOR Semi-Annual 4.37% Annual 03/20/24
(a)
03/20/29 PLN 65,000 (73,117) — (73,117)
1-day SOFR Annual 4.39% Annual 03/20/24
(a)
03/20/29 USD 47,000 1,751,843 389,692 1,362,151
1-day SOFR Annual 4.39% Annual 03/20/24
(a)
03/20/29 USD 57,000 2,127,147 258,657 1,868,490
1-day SOFR Annual 4.42% Annual 03/20/24
(a)
03/20/29 USD 19,000 734,764 (20,581) 755,345
6-mo. WIBOR Semi-Annual 4.43% Annual 03/20/24
(a)
03/20/29 PLN 108,000 (53,467) — (53,467)
6-mo. WIBOR Semi-Annual 4.43% Annual 03/20/24
(a)
03/20/29 PLN 77,000 (41,022) — (41,022)
6-mo. WIBOR Semi-Annual 4.44% Annual 03/20/24
(a)
03/20/29 PLN 86,000 (31,928) — (31,928)
6-mo. WIBOR Semi-Annual 4.59% Annual 03/20/24
(a)
03/20/29 PLN 24,300 30,351 — 30,351
6-mo. WIBOR Semi-Annual 4.60% Annual 03/20/24
(a)
03/20/29 PLN 17,010 22,802 — 22,802
6-mo. WIBOR Semi-Annual 4.61% Annual 03/20/24
(a)
03/20/29 PLN 39,690 57,051 — 57,051
6-mo. WIBOR Semi-Annual 4.64% Annual 03/20/24
(a)
03/20/29 PLN 76,000 130,516 — 130,516
6-mo. WIBOR Semi-Annual 4.73% Annual 03/20/24
(a)
03/20/29 PLN 53,000 145,224 — 145,224
6-mo. WIBOR Semi-Annual 4.77% Annual 03/20/24
(a)
03/20/29 PLN 84,000 266,340 — 266,340
6-mo. WIBOR Semi-Annual 4.85% Annual 03/20/24
(a)
03/20/29 PLN 138,000 548,985 — 548,985
6.15% Semi-Annual 1-day MIBOR Semi-Annual 03/20/24
(a)
03/20/29 INR 926,000 10,365 — 10,365
3.47% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/20/24
(a)
03/20/29 CAD 27,000 (110,532) (49,129) (61,403)
3.44% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/20/24
(a)
03/20/29 CAD 19,000 (39,953) (39,953) —
1.18% Annual 1-day SARON Annual 03/20/24
(a)
03/20/29 CHF 14,000 (110,267) (53,809) (56,458)
3.51% Semi-Annual 1-day SORA Semi-Annual 03/20/24
(a)
03/20/29 SGD 16,000 (413,244) — (413,244)
2.29% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 1,205,000 11,838 — 11,838
2.27% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 1,157,500 42,428 — 42,428
2.29% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 1,783,000 5,556 — 5,556
2.30% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 209,500 — — —
2.31% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 1,157,500 (31,332) — (31,332)
2.30% Quarterly 1-day THOR Quarterly 03/20/24
(a)
03/20/29 THB 209,500 — — —
2.24% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 175,000 (116,202) — (116,202)
2.26% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 363,000 (290,563) — (290,563)
2.25% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 198,000 (149,484) — (149,484)
2.55% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 103,000 (274,169) — (274,169)
2.26% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 224,000 (177,845) — (177,845)
2.50% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 198,000 (469,155) — (469,155)
2.56% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 221,000 (609,085) — (609,085)
2.55% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/20/24
(a)
03/20/29 CNY 174,000 (460,333) — (460,333)
3.19% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/29 KRW 53,576,000 (49,291) — (49,291)
3.23% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/29 KRW 53,627,000 (131,417) — (131,417)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.16% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/29 KRW 68,903,938 $ 15,403 $ — $ 15,403
3.37% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/29 KRW 7,991,000 (57,779) — (57,779)
3.36% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/29 KRW 50,090,000 (342,094) — (342,094)
3.18% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/29 KRW 4,336,000 (3,233) — (3,233)
3.20% Quarterly 3-mo. CD_KSDA Quarterly 03/20/24
(a)
03/20/29 KRW 59,369,000 (79,459) — (79,459)
4.51% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 116,000 (620,081) — (620,081)
3.56% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 161,000 1,442 — 1,442
4.48% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 65,000 (337,526) — (337,526)
4.48% Quarterly 3-mo. HIBOR Quarterly 03/20/24
(a)
03/20/29 HKD 14,000 (73,015) — (73,015)
8.53% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 212,000 (209,494) — (209,494)
8.46% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 362,000 (309,976) — (309,976)
8.21% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 1,368,000 (420,108) — (420,108)
8.10% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 285,670 (19,785) — (19,785)
8.26% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 439,000 (181,326) — (181,326)
8.32% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 284,000 (151,691) — (151,691)
8.14% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 443,000 (68,995) — (68,995)
8.11% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 174,900 (14,382) — (14,382)
8.09% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 122,430 (5,832) — (5,832)
8.43% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 344,000 (268,679) — (268,679)
8.17% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 856,000 (188,842) — (188,842)
8.14% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 527,000 (76,380) — (76,380)
8.19% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 529,000 (133,860) — (133,860)
8.47% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 464,000 (403,336) — (403,336)
8.22% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 358,000 (116,907) — (116,907)
8.02% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 260,000 29,777 — 29,777
8.13% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 270,000 (36,213) — (36,213)
8.05% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 414,000 18,769 — 18,769
8.11% Quarterly 3-mo. JIBAR Quarterly 03/20/24
(a)
03/20/29 ZAR 1,016,000 (101,121) — (101,121)
1.33% Quarterly 3-mo. TWCPBA Quarterly 03/20/24
(a)
03/20/29 TWD 517,000 87,911 — 87,911
1.42% Quarterly 3-mo. TWCPBA Quarterly 03/20/24
(a)
03/20/29 TWD 764,000 24,169 — 24,169
1.32% Quarterly 3-mo. TWCPBA Quarterly 03/20/24
(a)
03/20/29 TWD 319,000 60,550 — 60,550
1.38% Quarterly 3-mo. TWCPBA Quarterly 03/20/24
(a)
03/20/29 TWD 416,000 35,204 — 35,204
1.36% Quarterly 3-mo. TWCPBA Quarterly 03/20/24
(a)
03/20/29 TWD 316,000 39,737 — 39,737
4.10% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 68,700 (336,011) — (336,011)
4.04% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 19,600 (63,300) — (63,300)
4.06% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 12,000 (44,147) — (44,147)
4.03% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 8,400 (23,950) — (23,950)
3.89% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 52,000 73,104 — 73,104
3.97% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 29,000 (28,245) — (28,245)
3.99% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 26,000 (42,617) — (42,617)
4.11% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 26,714 (140,134) — (140,134)
4.12% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 66,797 (358,299) — (358,299)
4.12% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 66,789 (366,155) — (366,155)
4.06% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 18,000 (64,624) — (64,624)
3.88% Semi-Annual 6-mo. BBR Semi-Annual 03/20/24
(a)
03/20/29 AUD 34,000 51,819 — 51,819
3.38% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 18,000 (829,768) (1,597) (828,171)
3.38% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 11,000 (508,184) (22,503) (485,681)
2.59% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 3,000 (18,694) (7,844) (10,850)
3.39% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 25,000 (1,166,246) (7,868) (1,158,378)
2.62% Annual 6-mo. EURIBOR Semi-Annual 03/20/24
(a)
03/20/29 EUR 13,000 (100,563) 11,525 (112,088)
$ 3,071,556 $ 1,070,256 $ 2,001,300
(a)
Forward swap.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.42% At Termination HSBC Bank plc 01/04/27 BRL 125,000 $ 321,452 $ — $ 321,452
1-day
BZDIOVER At Termination 10.51% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 76,000 291,154 — 291,154
1-day
BZDIOVER At Termination 10.61% At Termination HSBC Bank plc 01/04/27 BRL 76,000 306,630 — 306,630
1-day
BZDIOVER At Termination 10.64% At Termination Bank of America NA 01/04/27 BRL 100,000 462,882 — 462,882
1-day
BZDIOVER At Termination 10.65% At Termination Barclays Bank plc 01/04/27 BRL 36,000 169,210 — 169,210
1-day
BZDIOVER At Termination 10.69% At Termination HSBC Bank plc 01/04/27 BRL 77,000 373,219 — 373,219
1-day
BZDIOVER At Termination 10.79% At Termination Bank of America NA 01/04/27 BRL 165,000 878,821 — 878,821
1-day
BZDIOVER At Termination 10.81% At Termination BNP Paribas SA 01/04/27 BRL 111,000 624,219 — 624,219
1-day
BZDIOVER At Termination 10.86% At Termination Bank of America NA 01/04/27 BRL 24,000 138,558 — 138,558
1-day
BZDIOVER At Termination 10.86% At Termination BNP Paribas SA 01/04/27 BRL 78,000 444,937 — 444,937
1-day
BZDIOVER At Termination 10.96% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 76,000 481,108 — 481,108
1-day
BZDIOVER At Termination 11.06% At Termination JPMorgan Chase Bank NA 01/04/27 BRL 70,000 493,346 — 493,346
1-day
BZDIOVER At Termination 11.08% At Termination HSBC Bank plc 01/04/27 BRL 131,000 952,235 — 952,235
1-day
BZDIOVER At Termination 9.73% At Termination Barclays Bank plc 01/04/27 BRL 133,000 (25,271) — (25,271)
1-day
BZDIOVER At Termination 9.79% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 160,000 43,312 — 43,312
1-day
BZDIOVER At Termination 9.80% At Termination BNP Paribas SA 01/04/27 BRL 30,000 4,503 — 4,503
1-day
BZDIOVER At Termination 9.83% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 76,000 31,231 — 31,231
$ 5,991,546 $ — $ 5,991,546
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
February 2024 ......... BRL 24,606,731 Merrill Lynch International & Co. 02/14/24 BRL 24,607 $ (7,753) $ — $ (7,753)
BOVESPA Index Futures
February 2024 ......... BRL 49,137,859 Merrill Lynch International & Co. 02/14/24 BRL 49,138 (361,832) — (361,832)
BOVESPA Index Futures
February 2024 ......... BRL 29,716,757 Merrill Lynch International & Co. 02/14/24 BRL 29,717 (57,718) — (57,718)
BOVESPA Index Futures
February 2024 ......... BRL 41,748,135 Merrill Lynch International & Co. 02/16/24 BRL 41,748 (6,696) — (6,696)
Taiwan Capitalization Weighted
Stock Index Futures February
2024 ................ TWD 3,806,821,396 Merrill Lynch International & Co. 02/21/24 TWD 3,806,821 2,277,449 — 2,277,449
Taiwan Capitalization Weighted
Stock Index Futures February
2024 ................ TWD 224,552,570 Merrill Lynch International & Co. 02/23/24 TWD 224,553 (74,511) — (74,511)
Taiwan Capitalization Weighted
Stock Index Futures February
2024 ................ TWD 1,047,355,927 Merrill Lynch International & Co. 02/23/24 TWD 1,047,356 (139,099) — (139,099)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KOSPI 200 Index Futures March
2024 ................ KRW (19,656,355,950) Merrill Lynch International & Co. 03/14/24 KRW 19,656,356 $ 903,312 $ — $ 903,312
KOSPI 200 Index Futures March
2024 ................ KRW (30,883,973,400) Merrill Lynch International & Co. 03/14/24 KRW 30,883,973 1,172,572 — 1,172,572
KOSPI 200 Index Futures March
2024 ................ KRW (175,611,171,300) Merrill Lynch International & Co. 03/14/24 KRW 175,611,171 (416,273) — (416,273)
KOSPI 200 Index Futures March
2024 ................ KRW (29,890,123,900) Merrill Lynch International & Co. 03/14/24 KRW 29,890,124 (582,082) — (582,082)
KOSPI 200 Index Futures March
2024 ................ KRW (22,315,226,475) Merrill Lynch International & Co. 03/14/24 KRW 22,315,226 496,742 — 496,742
Mexican Bolsa Index Futures
March 2024 ........... MXN (136,975,675) Merrill Lynch International & Co. 03/15/24 MXN 136,976 (191,710) — (191,710)
Mexican Bolsa Index Futures
March 2024 ........... MXN (84,453,336) Merrill Lynch International & Co. 03/15/24 MXN 84,453 57,156 — 57,156
Mexican Bolsa Index Futures
March 2024 ........... MXN (55,716,625) Merrill Lynch International & Co. 03/15/24 MXN 55,717 37,758 — 37,758
Mexican Bolsa Index Futures
March 2024 ........... MXN (152,527,769) Merrill Lynch International & Co. 03/15/24 MXN 152,528 (264,787) — (264,787)
Swiss Market Index Futures
March 2024 ........... CHF (2,891,632) HSBC Bank plc 03/15/24 CHF 2,892 (50,417) — (50,417)
KOSPI 200 Index Futures March
2024 ................ KRW (44,749,932,075) Merrill Lynch International & Co. 03/18/24 KRW 44,749,932 9,877 — 9,877
$ 2,801,988 $ — $ 2,801,988
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.29% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 03/11/24 USD 1,533 $ 49,113 $ — $ 49,113
1-day SOFR plus 0.40% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 03/11/24 USD 6,340 202,122 — 202,122
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.33% Quarterly UBS AG 05/24/24 USD 442,212 (24,497,470) — (24,497,470)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.45% Quarterly
Merrill Lynch International
& Co. 09/05/24 USD 4,463 287,302 — 287,302
1-day SOFR plus 0.40% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 10/04/24 USD 16,577 116,656 — 116,656
1-day SOFR plus 0.45% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Merrill Lynch International
& Co. 10/04/24 USD 60,143 241,070 — 241,070
$ (23,601,207) $ — $ (23,601,207)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .85
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5 .07
1-day SARON ........................................ Swiss Average Rate Overnight 1 .70
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .33
1-day SONIA ......................................... Sterling Overnight Index Average 5 .19
1-day SORA ......................................... Singapore Overnight Rate Average 3 .48

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Reference Index Reference Rate
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2 .48%
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .35
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .68
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 4 .71
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .39
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 4 .09
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .49
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .43
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .84
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 6 .15
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .75
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 81,883 5,148,006 — 5,229,889
Automobile Components .................................. 68,162 492,061 — 560,223
Automobiles .......................................... 2,518,708 6,622,256 — 9,140,964
Banks ............................................... 24,970,531 24,195,064 — 49,165,595
Beverages ........................................... 12,400,739 2,173,173 — 14,573,912
Biotechnology ......................................... 24,612,842 2,051,058 — 26,663,900
Broadline Retail ........................................ 37,287,255 — — 37,287,255
Building Products ....................................... 7,495,909 859,736 — 8,355,645
Capital Markets ........................................ 18,142,329 11,142,113 — 29,284,442
Chemicals ............................................ 141,235 1,884,315 — 2,025,550
Commercial Services & Supplies ............................. 2,852,874 134,507 — 2,987,381
Communications Equipment ................................ 17,729,251 741,180 — 18,470,431
Construction & Engineering ................................ 3,538,859 4,724,765 — 8,263,624
Construction Materials .................................... 7,380,925 5,024,959 — 12,405,884
Consumer Finance ...................................... 1,056,793 — — 1,056,793
Consumer Staples Distribution & Retail ........................ 17,953,101 2,468,084 — 20,421,185

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

Level 1 Level 2 Level 3 Total
Containers & Packaging .................................. $ 8,635,087 $ — $ — $ 8,635,087
Distributors ........................................... 274,725 — — 274,725
Diversified Consumer Services .............................. 108,216 — — 108,216
Diversified REITs ....................................... — 136,240 — 136,240
Diversified Telecommunication Services ........................ 1,568,562 3,277,844 — 4,846,406
Electric Utilities ........................................ 151,427 6,673,547 — 6,824,974
Electrical Equipment ..................................... 916,420 6,128,484 — 7,044,904
Electronic Equipment, Instruments & Components ................. 8,656,142 1,082,539 — 9,738,681
Energy Equipment & Services .............................. 1,044,340 204,425 — 1,248,765
Entertainment ......................................... 20,058,062 2,065,742 — 22,123,804
Financial Services ...................................... 43,251,613 3,056,188 — 46,307,801
Food Products ......................................... 5,243,475 6,108,434 — 11,351,909
Gas Utilities ........................................... 77,059 497,106 — 574,165
Ground Transportation ................................... 54,549 622,317 — 676,866
Health Care Equipment & Supplies ........................... 1,887,112 1,287,347 — 3,174,459
Health Care Providers & Services ............................ 9,294,993 — — 9,294,993
Health Care REITs ...................................... 33,771 — — 33,771
Health Care Technology .................................. 290,619 — — 290,619
Hotel & Resort REITs .................................... 59,098 — — 59,098
Hotels, Restaurants & Leisure .............................. 7,112,582 1,281,929 — 8,394,511
Household Durables ..................................... 3,180,961 1,958,347 — 5,139,308
Household Products ..................................... 25,738,192 1,430,451 — 27,168,643
Independent Power and Renewable Electricity Producers ............ 1,587,793 2,449,500 — 4,037,293
Industrial Conglomerates .................................. — 7,001,663 — 7,001,663
Industrial REITs ........................................ — 312,079 — 312,079
Insurance ............................................ 41,258,368 18,186,658 — 59,445,026
Interactive Media & Services ............................... 50,101,589 142,221 — 50,243,810
IT Services ........................................... 10,439,834 4,530,250 — 14,970,084
Leisure Products ....................................... 34,261 — — 34,261
Life Sciences Tools & Services .............................. 12,431,493 1,557,255 — 13,988,748
Machinery ............................................ 1,348,009 3,452,816 — 4,800,825
Media ............................................... 12,302,168 1,335,195 — 13,637,363
Metals & Mining ........................................ 15,708,738 17,581,702 — 33,290,440
Multi-Utilities .......................................... 994,181 2,460,161 — 3,454,342
Office REITs .......................................... 50,516 273,174 — 323,690
Oil, Gas & Consumable Fuels ............................... 18,857,267 9,954,814 — 28,812,081
Passenger Airlines ...................................... 3,324,021 — — 3,324,021
Personal Care Products .................................. 1,152,790 6,090,046 — 7,242,836
Pharmaceuticals ....................................... 28,425,389 23,264,147 — 51,689,536
Professional Services .................................... 6,210,217 3,102,740 — 9,312,957
Real Estate Management & Development ....................... 105,351 1,876,614 — 1,981,965
Semiconductors & Semiconductor Equipment .................... 71,204,637 14,852,589 — 86,057,226
Software ............................................. 120,774,420 7,107,534 — 127,881,954
Specialized REITs ...................................... 141,924 — — 141,924
Specialty Retail ........................................ 43,840,498 2,441,126 — 46,281,624
Technology Hardware, Storage & Peripherals .................... 58,013,989 1,870,005 — 59,883,994
Textiles, Apparel & Luxury Goods ............................ 178,388 3,447,769 — 3,626,157
Tobacco ............................................. 1,627,552 358,403 — 1,985,955
Trading Companies & Distributors ............................ 9,773,571 11,960,751 — 21,734,322
Transportation Infrastructure ............................... — 170,892 — 170,892
Water Utilities ......................................... 2,127,094 711,122 — 2,838,216
Wireless Telecommunication Services ......................... — 379,902 — 379,902
Other Interests .......................................... — — — —
Rights ................................................ — 703 2,411 3,114
Warrants .............................................. 56,624 — — 56,624
Short-Term Securities
Money Market Funds ...................................... 23,539,649 — — 23,539,649
U.S. Treasury Obligations ................................... — 282,056,930 — 282,056,930
$ 851,478,732 $ 532,400,978 $ 2,411 $ 1,383,882,121
Investments Valued at NAV
(a)
...................................... 5,057,133
$ 1,388,939,254
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Tactical Opportunities Fund

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 1,863,997 $ — $ 1,863,997
Equity contracts ........................................... 2,582,264 24,203,659 — 26,785,923
Foreign currency exchange contracts ............................ — 2,857,364 — 2,857,364
Interest rate contracts ....................................... 7,859,787 20,495,362 — 28,355,149
Liabilities
Equity contracts ........................................... (17,805,855) (31,762,258) — (49,568,113)
Foreign currency exchange contracts ............................ — (5,426,322) — (5,426,322)
Interest rate contracts ....................................... (17,545,952) (12,502,516) — (30,048,468)
$ (24,909,756) $ (270,714) $ — $ (25,180,470)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CNREPOFIX_CFXS China Fixing Repo Rates
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)